Leases - Leases Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Interest expense on lease liabilities	$ 199	$ 213
Variable lease payment expenses not included in the measurement of lease liabilities	150	148
Expenses for leases of low value assets	60	58
Expenses for short-term leases	$ 31	$ 30